FAIR VALUE MEASUREMENTS (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 7,863,016	$ 6,739,594
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	7,863,016	6,739,594
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	436,381	430,785
Level 1 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	6,903,464	5,769,177
Level 1 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 523,171	$ 539,632